NOTE 23. Condensed Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 75,777	$ 43,048	$ 30,100
Prepaid expenses and other current assets	4,512	12,100
Due from subsidiaries	0	7,904
Total assets	439,306	554,466
Shareholders' equity
Ordinary shares - $0.001 par value authorized - 100,000,000 shares; issued and outstanding - 23,538,919 shares at December 31, 2012, respectively; and $0.001 par value authorized - 50,000,000 shares; issued and outstanding - 23,538,919 shares at December 31, 2011, respectively	24	24
Accumulated losses	(135,487)	(149,170)
Accumulated other comprehensive income	22,970	22,568
Total equity	228,360	291,183	132,974	25,733
Total liabilities and equity	439,306	554,466
AUTOCHINA INTERNATIONAL LIMITED
Assets
Cash and cash equivalents	95	80
Prepaid expenses and other current assets	230	301
Investment in subsidiaries	151,661	207,071
Due from subsidiaries	77,251	84,794
Total assets	229,237	292,246
Liabilities
Other payables and accrued liabilities	877	1,063
Shareholders' equity
Ordinary shares - $0.001 par value authorized - 100,000,000 shares; issued and outstanding - 23,538,919 shares at December 31, 2012, respectively; and $0.001 par value authorized - 50,000,000 shares; issued and outstanding - 23,538,919 shares at December 31, 2011, respectively	24	24
Additional paid-in capital	323,856	404,745
Accumulated losses	(118,490)	(136,154)
Accumulated other comprehensive income	22,970	22,568
Total equity	228,360	291,183
Total liabilities and equity	$ 229,237	$ 292,246